Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Defiance R2000 Enhanced Options Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance R2000 Enhanced Options & 0DTE Income ETF
Class Name	Defiance R2000 Enhanced Options & 0DTE Income ETF
Trading Symbol	IWMY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance R2000 Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/iwmy. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance R2000 Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	833-333-9383
Additional Information Website	www.defianceetfs.com/iwmy.
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance R2000 Enhanced Options & 0DTE Income ETF	$93	1.02%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends. Since the Fund sells daily, in-the-money Russell 2000 Index (''RUT'') puts, the Fund can potentially generate returns by delivering both extrinsic time premiums and limited upside capture of the daily moves of the underlying index. During the reporting period, since the RUT performance was positive, this, combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What Factors Influenced Performance

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE Russell 2000 Volatility Index was elevated and continually was higher relative to both the S&P 500® Index (''SPX'') and Nasdaq 100 Index (''NDX'') equivalents. The rise culminated in an August spike, while overall markets saw unrest due to multiple factors, such as the Japanese Yen strengthening and sharp movements in the index. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended August 31, 2024	Since Inception (10/30/2023)
Defiance R2000 Enhanced Options & 0DTE Income ETF - at NAV	17.97%
Defiance R2000 Enhanced Options & 0DTE Income ETF - at Market	18.79%
S&P 500® Total Return Index	37.26%

Performance Inception Date	Oct. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 131,323,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 942,417
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Fund Size (Thousands)	$131,323
Number of Holdings	6
Total Advisory Fee Paid	$942,417
Portfolio Turnover	0%*

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2024 ) Security Type (% of net assets) Security Type - Other Financial Instruments (% of net assets)
Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	36.7
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	22.9
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	22.8
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	8.7
Russell 2000 Index, Expiration: 09/03/2024; Exercise Price: $2,225.00	-0.8

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 1, 2024, the Fund executed a 1:3 reverse stock split of their issued and outstanding shares. Effective September 11, 2024, the Fund's principal investment strategy was supplemented to reflect the use of options that expire on the same date (0DTE). Additionally, the Fund’s principal investment strategy was revised to reflect that it will seek to provide weekly distributions, as well as seeking a minimum daily income of 0.15%. Effective September 26, 2024, the Fund's name changed from 'Defiance R2000 Enhanced Options Income ETF' to 'Defiance R2000 Enhanced Options & 0DTE Income ETF'.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Defiance Nasdaq 100 Enhanced Options Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Class Name	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Trading Symbol	QQQY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/qqqy. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	833-333-9383
Additional Information Website	www.defianceetfs.com/qqqy
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Enhanced Income Options & 0DTE Income ETF	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends. Since the Fund sells daily, in-the-money Nasdaq 100 Index (''NDX'') puts, the Fund can potentially generate returns by delivering both extrinsic time premiums and limited upside capture of the daily moves of the underlying index. During the reporting period, since the NDX performance was positive, this, combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What Factors Influenced Performance

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE NDX Volatility Index surged during the first few months, subsided, before steadily rising throughout the year, culminating in an August spike, while overall markets saw unrest due to multiple factors, such as the Japanese Yen strengthening and sharp movements in some of the largest tech names. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended August 31, 2024	Since Inception (9/13/2023)
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF - at NAV	15.89%
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF - at Market	16.28%
S&P 500® Total Return Index	28.23%

Performance Inception Date	Sep. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 211,673,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 2,141,589
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Fund Size (Thousands)	$211,673
Number of Holdings	6
Total Advisory Fee Paid	$2,141,589
Portfolio Turnover	9%*

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2024 ) Security Type (% of net assets) Security Type - Other Financial Instruments (% of net assets)
Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	39.4
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	26.2
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	26.2
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	2.9
NASDAQ 100 Index, Counterparty: American Stock Exchange; Expiration: 09/03/2024; Exercise Price: $19,630.00	-0.6

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 1, 2024, the Fund executed a 1:3 reverse stock split of their issued and outstanding shares. Effective September 11, 2024, the Fund's principal investment strategy was supplemented to reflect the use of options that expire on the same date (0DTE). Additionally, the Fund’s principal investment strategy was revised to reflect that it will seek to provide weekly distributions, as well as seeking a minimum daily income of 0.15%. Effective September 26, 2024, the Fund's name changed from 'Defiance Nasdaq 100 Enhanced Options Income ETF' to 'Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF'.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Defiance S&P 500 Enhanced Options Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance S&P 500® Enhanced Options & 0DTE Income ETF
Class Name	Defiance S&P 500® Enhanced Options & 0DTE Income ETF
Trading Symbol	WDTE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance S&P 500® Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/wdte. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance S&P 500® Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	833-333-9383
Additional Information Website	www.defianceetfs.com/wdte.
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Enhanced Options & 0DTE Income ETF	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends. Since the Fund sells daily, in-the-money S&P 500® Index (''SPX'') puts, the Fund can potentially generate returns by delivering both extrinsic time premiums and limited upside capture of the daily moves of the underlying index. During the reporting period, since the SPX performance was positive, this combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What Factors Influenced Performance

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE Volatility Index surged during the first few months, subsided, before steadily rising throughout the year, culminating in an August spike, while overall markets saw unrest due to multiple factors, such as the Japanese Yen strengthening and sharp movements in some of the largest names. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended August 31, 2024	Since Inception (9/18/2023)
Defiance S&P 500® Enhanced Options & 0DTE Income ETF - at NAV	15.25%
Defiance S&P 500® Enhanced Options & 0DTE Income ETF - at Market	15.25%
S&P 500® Total Return Index	28.59%

Performance Inception Date	Sep. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 100,490,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 976,460
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Fund Size (Thousands)	$100,490
Number of Holdings	6
Total Advisory Fee Paid	$976,460
Portfolio Turnover	12%*

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2024 ) Security Type (% of net assets) Security Type - Other Financial Instruments (% of net assets)
Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	36.0
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	5.8
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	28.5
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	28.6
S&P 500 Index, Expiration: 09/03/2024; Exercise Price: $5,660.00	-0.4

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 1, 2024, the Fund executed a 1:3 reverse stock split of their issued and outstanding shares. Effective September 11, 2024, the Fund's principal investment strategy was supplemented to reflect the use of options that expire on the same date (0DTE). Additionally, the Fund’s principal investment strategy was revised to reflect that it will seek to provide weekly distributions, as well as seeking a minimum daily income of 0.15%. Effective September 26, 2024, the Fund's name changed from 'Defiance S&P 500® Enhanced Options Income ETF' to 'Defiance S&P 500® Enhanced Options & 0DTE Income ETF', and the ticker symbol for the Fund was changed from JEPY to WDTE.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Defiance S&P 500 Income Target ETF
Shareholder Report [Line Items]
Fund Name	Defiance S&P 500® Income Target ETF
Class Name	Defiance S&P 500® Income Target ETF
Trading Symbol	SPYT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance S&P 500® Income Target ETF (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/spyt. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance S&P 500® Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	833-333-9383
Additional Information Website	www.defianceetfs.com/spyt.
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Income Target ETF	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns. Since the underlying S&P 500® Index (''SPX'') was also up over the reporting period, that was to be expected due to the exposure to the index. At the same time, the Fund paid out monthly dividends commensurate with the stated target of 20% per year in distributions. Since the Fund sells daily, near the money SPX call spreads, the Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the daily moves of the underlying index. Unlike traditional covered calls which hard cap the upside, selling call spreads results in a soft cap where once the underlying index passes above the long leg in the spread, investors can rejoin upward participation in markets.

What Factors Influenced Performance

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE Volatility Index (''VIX'') was in a relatively higher volatility regime. The VIX saw an April surge and an August spike, while overall markets saw unrest due to multiple factors, such as the Japanese Yen strengthening and sharp movements in some of the largest names. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. This higher volatility provided ample opportunities for the Fund to meet its goal of targeted monthly income for investors. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended August 31, 2024	Since Inception (3/4/2024)
Defiance S&P 500® Income Target ETF - at NAV	9.17%
Defiance S&P 500® Income Target ETF - at Market	9.08%
S&P 500® Total Return Index	10.83%

Performance Inception Date	Mar. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,683,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 101,500
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Fund Size (Thousands)	$50,683
Number of Holdings	4
Total Advisory Fee Paid	$101,500
Portfolio Turnover	85%*

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2024 ) Security Type (% of net assets) Security Type - Other Financial Instruments (% of net assets)
Largest Holdings [Text Block]
Top Holdings	(% of net assets)
iShares Core S&P 500 ETF	99.9
S&P 500 Index, Expiration: 09/03/2024; Exercise Price: $5,655.00	0.2
S&P 500 Index, Expiration: 09/03/2024; Exercise Price: $5,645.00	-0.2

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Defiance Nasdaq 100 Income Target ETF
Shareholder Report [Line Items]
Fund Name	Defiance Nasdaq 100 Income Target ETF
Class Name	Defiance Nasdaq 100 Income Target ETF
Trading Symbol	QQQT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Nasdaq 100 Income Target ETF (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/qqqt. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance Nasdaq 100 Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	833-333-9383
Additional Information Website	www.defianceetfs.com/qqqt.
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Income Target ETF	$17	0.88%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated slightly negative total returns. Since the underlying Nasdaq 100 Index (''NDX'') also was down over the reporting period since inception, that was to be expected due to the exposure to the index. At the same time, the Fund paid out monthly dividends commensurate with the stated target of 20% per year in distributions. It’s worth noting the Fund had only been live for a few months at the end of the period. Since the Fund sells daily, near the money NDX call spreads, the Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the daily moves of the underlying index. Unlike traditional covered calls which hard cap the upside, selling call spreads results in a soft cap where once the underlying index passes above the long leg in the spread, investors can rejoin upward participation in markets.

What Factors Influenced Performance

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE NDX Volatility Index was steadily rising, culminating in an August spike, while overall markets saw increased volatility. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. This higher volatility provided ample opportunities for the Fund to meet its goal of targeted monthly income for investors. This Fund launched in July, which was right at the start of a significant downward move in the underlying index. Although the volatility increased premiums to aid in achieving the target yield, the Fund also has long exposure to the underlying index. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended August 31, 2024	Since Inception (6/20/2024)
Defiance Nasdaq 100 Income Target ETF - at NAV	-2.28%
Defiance Nasdaq 100 Income Target ETF - at Market	-1.97%
S&P 500® Total Return Index	3.46%

Performance Inception Date	Jun. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,495,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 13,708
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Fund Size (Thousands)	$12,495
Number of Holdings	4
Total Advisory Fee Paid	$13,708
Portfolio Turnover	10%*

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2024 ) Security Type (% of net assets) Security Type - Other Financial Instruments (% of net assets)
Largest Holdings [Text Block]

Top Holdings	(% of net assets)
Invesco QQQ Trust Series 1	100.2
NASDAQ 100 Index, Counterparty: American Stock Exchange, Expiration: 09/03/2024; Exercise Price: $19,580.00	0.3
NASDAQ 100 Index, Counterparty: American Stock Exchange; Expiration: 09/03/2024; Exercise Price: $19,540.00	-0.4

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Defiance Oil Enhanced Options Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance Oil Enhanced Options Income ETF
Class Name	Defiance Oil Enhanced Options Income ETF
Trading Symbol	USOY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Oil Enhanced Options Income ETF (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/usoy. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance Oil Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	833-333-9383
Additional Information Website	www.defianceetfs.com/usoy.
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Oil Enhanced Options Income ETF	$38	1.22%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated slightly positive total returns. Since the reference underlying United States Oil Fund LP (''USO'') was only slightly positive on a total return basis, the Fund’s performance was as expected. At the same time, the Fund paid out high monthly dividends due to taking in weekly option premiums. It’s worth noting the Fund had only been live for under 5 months at the end of the period. Since the Fund sells weekly, at or in-the-money USO puts, the Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the weekly moves of the underlying asset.

What Factors Influenced Performance

The implied volatility of the underlying asset plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the implied volatility on USO was generally muted, with a rise in overall volatility in the late summer months. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. This higher volatility provided ample opportunities for the Fund to meet its goal of targeted monthly income for investors. Since the Fund has downside risk, like any asset, taking in premiums helps offset negative weekly moves where an investor in the Fund would expect to lose less in that week compared with simply holding an instrument that had index exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended August 31, 2024	Since Inception (5/9/2024)
Defiance Oil Enhanced Options Income ETF - at NAV	-3.43%
Defiance Oil Enhanced Options Income ETF - at Market	-3.27%
S&P 500® Total Return Index	8.82%

Performance Inception Date	May 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,536,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 21,055
Investment Company, Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Fund Size (Thousands)	$12,536
Number of Holdings	6
Total Advisory Fee Paid	$21,055
Portfolio Turnover	272%*

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2024 ) Security Type (% of net assets) Security Type - Other Financial Instruments (% of net assets)
Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	26.3
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	23.6
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	23.6
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	23.2
United States Oil Fund LP, Expiration: 09/04/2024; Exercise Price: $75.00	-1.7

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.